Property, plant and equipment (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation expense	₨ 14,307	₨ 14,752	₨ 33,893
Vehicles held under vehicle loan [Member]
IfrsStatementLineItems [Line Items]
Depreciation expense	4,981	4,630
2016 stock option and incentive plan [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, pledged as security	30,299	13,294
Gross carrying amount [member] | Vehicles held under vehicle loan [Member]
IfrsStatementLineItems [Line Items]
Depreciation expense	35,483	27,518
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, pledged as security	₨ 5,184	₨ 14,224